SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (Details) - Seamless Group Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income tax expense	$ 507,740	$ 1,123,437
Deferred income tax benefit	(393,958)	(369,734)
Income tax expense benefit	$ 113,782	$ 753,703